Significant Accounting Policies (Schedule of Estimated Useful Lives of Fixed Assets) (Details)	12 Months Ended
Dec. 31, 2020
Communications network [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (In %)	5-15%
Network control and testing equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (In %)	15-25%
Equipment and infrastructure for television services [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (In %)	15-33%
Vehicles, Computers, Furniture and Landline communications equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (In %)	6-33%